Related Party Transactions - Additional Information (Detail)				12 Months Ended
	Dec. 12, 2018 shares	Jun. 30, 2018 HKD ($)	Jan. 01, 2017 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of unconsolidated structured entities [line items]
Interest receivable			$ 3,223,360			$ 3,223,360
Due from fellow subsidiaries				$ 2,142,145
Other income from a fellow subsidiary				0	$ 3,666,040	15,285,311
Amounts receivable, related party transactions			$ 130,000,000			130,000,000
Due from a related company				0	4,085,019
Provision for credit loss from related parties				$ 0	0
Outstanding balance due from subsidiary, interet rate			2.50%
Advances made to related party						70,332,300	$ 9,000,000
Outstanding balance due from subsidiary						70,332,300
Listed equity shares held						$ 489,600,000
Immediate holding company [Member]
Disclosure of unconsolidated structured entities [line items]
Interest on advances				2.00%				2.00%
Advances to related parties				$ 2,921,838,772
Receivables Acquired								$ 4,075,351
Fellow Subsidiaries [member]
Disclosure of unconsolidated structured entities [line items]
Transfer of ordinary shares for acquisition of investments | shares	234,000
Due from fellow subsidiaries					70,875,980
Fellow Subsidiaries [member] | Insurance Brokerage Business [member]
Disclosure of unconsolidated structured entities [line items]
Net assets transferred		$ 775,955
Fellow Subsidiaries [member] | Insurance Brokerage Business [member] | Accounts And Other Receivables [member]
Disclosure of unconsolidated structured entities [line items]
Net assets transferred		1,366,402
Fellow Subsidiaries [member] | Insurance Brokerage Business [member] | Accounts And Other Payable [member]
Disclosure of unconsolidated structured entities [line items]
Net assets transferred		$ 590,447
Other related parties [member]
Disclosure of unconsolidated structured entities [line items]
Due from a related company					$ 4,085,019
Immediate holding company [Member]
Disclosure of unconsolidated structured entities [line items]
Interest rate on receivables				2.00%				2.00%
Immediate holding company [Member] | Administrative Service Fees [Member]
Disclosure of unconsolidated structured entities [line items]
Service received related party transactions				$ 12,000,000
Immediate holding company [Member] | Administrative Service Fees [Member] | Quarterly [Member]
Disclosure of unconsolidated structured entities [line items]
Service received related party transactions				6,000,000
Entities with joint control or significant influence over entity [Member]
Disclosure of unconsolidated structured entities [line items]
Current payables to related parties				$ 156,659,071